STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

August 31, 2021 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.2%
Australia - 3.1%
Cochlear	431,100	73,544,565
CSL	686,800	156,727,559
		230,272,124
Canada - 4.3%
Alimentation Couche-Tard, Cl. B	4,259,900	172,131,496
Canadian National Railway	1,218,400	143,312,773
		315,444,269
Denmark - 8.5%
Chr. Hansen Holding	1,592,000	146,910,292
Coloplast, Cl. B	684,800	118,623,861
Novo Nordisk, Cl. B	2,033,000	202,615,684
Novozymes, Cl. B	2,005,512	162,015,259
		630,165,096
Finland - 1.8%
Kone, Cl. B	1,564,500	129,753,184
France - 10.3%
Air Liquide	782,600	140,290,022
Dassault Systemes	3,026,000	172,591,326
L'Oreal	358,000	167,519,379
LVMH	256,400	189,760,127
TotalEnergies	2,042,104	90,046,798
		760,207,652
Germany - 6.7%
adidas	448,300	159,037,266
Merck	748,400	177,795,068
SAP	1,047,700	157,677,168
		494,509,502
Hong Kong - 6.2%
AIA Group	15,578,600	186,183,244
CLP Holdings	9,862,500	98,593,932
Hang Lung Properties	40,583,000	97,472,879
Hong Kong & China Gas	13,088,518	21,069,662
Jardine Matheson Holdings	983,100	53,401,992
		456,721,709
Ireland - 2.2%
Experian	3,750,400	165,205,848
Japan - 22.4%
Daikin Industries	795,100	198,061,314
FANUC	661,200	144,182,048

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Japan - 22.4% (continued)
Hoya		1,120,900		181,153,497
Keyence		427,280		256,837,944
Makita		2,050,900		117,817,461
MISUMI Group		1,837,800		72,917,302
Murata Manufacturing		1,900,000		157,488,524
Shin-Etsu Chemical		1,011,600		167,396,973
SMC		314,100		201,310,649
Sysmex		1,382,900		157,377,703
				1,654,543,415
Netherlands - 3.7%
ASML Holding		331,990		276,162,022
Portugal - .9%
Galp Energia		6,398,300		65,530,272
Spain - 2.0%
Industria de Diseno Textil		4,400,000		150,196,123
Switzerland - 15.3%
Givaudan		33,400		167,592,684
Kuehne + Nagel International		667,600		244,294,578
Lonza Group		98,830		83,639,913
Nestle		1,219,000		154,067,224
Novartis		1,630,100		150,932,218
Roche Holding		482,300		193,683,675
SGS		42,000		131,996,724
				1,126,207,016
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing, ADR		2,177,200		259,108,572
United Kingdom - 7.3%
Compass Group		6,013,500		124,056,245
Diageo		3,553,000		170,676,382
Reckitt Benckiser Group		1,520,000		115,752,471
Smith & Nephew		6,856,300		131,498,058
				541,983,156
Total Common Stocks (cost $4,032,714,176)				7,256,009,960
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $110,624,976)	0.06	110,624,976	[a]	110,624,976
Total Investments (cost $4,143,339,152)		99.7%		7,366,634,936
Cash and Receivables (Net)		.3%		22,696,715
Net Assets		100.0%		7,389,331,651

ADR—American Depository Receipt

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	7,256,009,960	-	-	7,256,009,960
Investment Companies	110,624,976	-	-	110,624,976
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,151)	-	(2,151)

†  See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Stock Fund

August 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
National Australia Bank
United States Dollar	1,031,825	Hong Kong Dollar	8,028,945	9/2/2021	(517)
United States Dollar	1,179,435	Hong Kong Dollar	9,185,676	9/1/2021	(1,634)
Gross Unrealized Depreciation					(2,151)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At August 31, 2021, accumulated net unrealized appreciation on investments was $3,223,295,784, consisting of $3,292,314,266 gross unrealized appreciation and $69,018,482 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.